Investment Contract Liabilities - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of performance obligations [line items]
Reinsurance contract held liabilities	$ 3,273	$ 2,669
Total fair value
Disclosure of performance obligations [line items]
Reinsurance contract held liabilities	934	978
Carrying amount
Disclosure of performance obligations [line items]
Reinsurance contract held liabilities	889	1,052
FVOCI
Disclosure of performance obligations [line items]
Interest income from contracts	28	29
Changes in contract fair value	12	24
FVOCI | Total fair value
Disclosure of performance obligations [line items]
Fair value of reinsurance contract assets backing investment contract liabilities	620	669
Amortized cost
Disclosure of performance obligations [line items]
Interest income from contracts	$ 40	$ 41